SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [Roll Forward]
Balance at beginning of year	$ 12,913	$ 5,246
Cash flows	(475)	7,629
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(3,722)	99
Foreign currency translation	156	22
Other changes	(49)	(83)
Balance at end of year	$ 8,823	$ 12,913